INVESTMENTS IN SUBSIDIARIES - Information about significant subsidiaries (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Omnium Telecom Algérie S.p.A And Optimum Telecom Algeria S.p.A [Member] | Global Telecom Holding S.A.E
Investments in subsidiaries
Equity interest held by the Group	50.00%
VEON Amsterdam B.V.
Investments in subsidiaries
Equity interest held by the Group	100.00%	100.00%
VEON Holdings B.V.
Investments in subsidiaries
Equity interest held by the Group	100.00%	100.00%
PJSC VimpelCom
Investments in subsidiaries
Equity interest held by the Group	100.00%	100.00%
JSC “Kyivstar”
Investments in subsidiaries
Equity interest held by the Group	100.00%	100.00%
LLP “KaR-Tel”
Investments in subsidiaries
Equity interest held by the Group	75.00%	75.00%
LLC “Unitel”
Investments in subsidiaries
Equity interest held by the Group	100.00%	100.00%
LLC “VEON Georgia”
Investments in subsidiaries
Equity interest held by the Group	80.00%	80.00%
CJSC “VEON Armenia”
Investments in subsidiaries
Equity interest held by the Group	100.00%	100.00%
LLC “Sky Mobile”
Investments in subsidiaries
Equity interest held by the Group	50.10%	50.10%
VEON Luxembourg Holdings S.à r.l.
Investments in subsidiaries
Equity interest held by the Group	100.00%	100.00%
VEON Luxembourg Finance Holdings S.à r.l.
Investments in subsidiaries
Equity interest held by the Group	100.00%	100.00%
VEON Luxembourg Finance S.A.
Investments in subsidiaries
Equity interest held by the Group	100.00%	100.00%
Global Telecom Holding S.A.E
Investments in subsidiaries
Equity interest held by the Group	58.00%	58.00%
Omnium Telecom Algérie S.p.A.
Investments in subsidiaries
Equity interest held by the Group	26.00%	26.00%
Optimum Telecom Algeria S.p.A.
Investments in subsidiaries
Equity interest held by the Group	26.00%	26.00%
Pakistan Mobile Communications Limited
Investments in subsidiaries
Equity interest held by the Group	49.00%	49.00%
Banglalink Digital Communications Limited
Investments in subsidiaries
Equity interest held by the Group	57.70%	58.00%
LLC Tacom
Investments in subsidiaries
Equity interest held by the Group	0.00%	98.00%
Vimpelcom Lao Co Ltd.
Investments in subsidiaries
Equity interest held by the Group	0.00%	78.00%